Related Party Transactions (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Related Party Transactions [Line Items]
Amount received	[1]					$ 77,355,000
Purchases of goods, related party transactions				143,604
Loss from sale of receivables		86,291,000	$ 97,333,000	86,291,000	$ 97,333,000
Company held investments		481,914,000,000	303,195	481,914,000,000	303,195
Earned interest from these investments	[2]	135,030,000	$ 98,668,000	363,080,000	309,401,000
Commitments agreements amount		116,765,000		116,765,000		48,317,000
Working Capital Adjustments		59,200,000		$ 59,200,000
Percentage of net assets				0.20%
Performance bonuses				$ 3,054
Certificado de Depósito Interbancário [Member]
Related Party Transactions [Line Items]
Earned interest from these investments				36,432,000		25,736,000
JBS S.A [Member]
Related Party Transactions [Line Items]
Amount received		93,379		93,379
Banco Original S.A [Member]
Related Party Transactions [Line Items]
Amount received		$ 836,391		836,391		$ 517,677
Sponsor of Institute J&F [Member]
Related Party Transactions [Line Items]
General and administrative expenses				$ 9,812,000	$ 15,975,000

[1]	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.
[2]	For the nine-month period ended September 30, 2025, the amount of US$132,735 (US$136,247 for the nine-month period ended September 30, 2024) refers to interest income from short-term investments.